ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 25,050	$ 18,938
Accrued vacation	7,152	5,582
Labor union contribution	925	1,440
Deferred revenue	2,239	2,143
Payroll support program funding	0	1,019
Other	4,468	3,198
Total accrued expenses and other current liabilities	$ 39,834	$ 32,320